Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Delaware VIP Trust
Entity Central Index Key	0000814230
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000006665 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Small Cap Value Series(formerly, Macquarie VIP Small Cap Value Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura VIP Small Cap Value Series (Series) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$57	1.04%
^	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.04%	[1]
Net Assets	$ 1,879,765,765
Holdings Count | Holding	101	[2]
Advisory Fees Paid, Amount	$ 6,189,346
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2026)
Series net assets	$1,879,765,765
Total number of portfolio holdings*	101
Total net advisory fees paid (during reporting period)	$6,189,346
Portfolio turnover rate	14%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Financials	29.67%
Industrials	19.93%
Consumer Discretionary	9.11%
Real Estate	8.88%
Information Technology	7.78%
Energy	6.75%
Materials	6.06%
Utilities	5.51%
Healthcare	2.58%
Consumer Staples	0.85%

Top 10 equity holdings
Timken	1.91%
TD SYNNEX	1.82%
Valley National Bancorp	1.81%
First Financial Bancorp	1.79%
Terex	1.75%
Old National Bancorp	1.73%
FNB	1.66%
Hancock Whitney	1.64%
Columbia Banking System	1.58%
Axis Capital Holdings	1.56%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Timken	1.91%
TD SYNNEX	1.82%
Valley National Bancorp	1.81%
First Financial Bancorp	1.79%
Terex	1.75%
Old National Bancorp	1.73%
FNB	1.66%
Hancock Whitney	1.64%
Columbia Banking System	1.58%
Axis Capital Holdings	1.56%

C000006666 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Small Cap Value Series(formerly, Macquarie VIP Small Cap Value Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura VIP Small Cap Value Series (Series) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$41	0.74%
^	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.74%	[3]
Net Assets	$ 1,879,765,765
Holdings Count | Holding	101	[4]
Advisory Fees Paid, Amount	$ 6,189,346
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2026)
Series net assets	$1,879,765,765
Total number of portfolio holdings*	101
Total net advisory fees paid (during reporting period)	$6,189,346
Portfolio turnover rate	14%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Financials	29.67%
Industrials	19.93%
Consumer Discretionary	9.11%
Real Estate	8.88%
Information Technology	7.78%
Energy	6.75%
Materials	6.06%
Utilities	5.51%
Healthcare	2.58%
Consumer Staples	0.85%

Top 10 equity holdings
Timken	1.91%
TD SYNNEX	1.82%
Valley National Bancorp	1.81%
First Financial Bancorp	1.79%
Terex	1.75%
Old National Bancorp	1.73%
FNB	1.66%
Hancock Whitney	1.64%
Columbia Banking System	1.58%
Axis Capital Holdings	1.56%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Timken	1.91%
TD SYNNEX	1.82%
Valley National Bancorp	1.81%
First Financial Bancorp	1.79%
Terex	1.75%
Old National Bancorp	1.73%
FNB	1.66%
Hancock Whitney	1.64%
Columbia Banking System	1.58%
Axis Capital Holdings	1.56%

C000006679 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Emerging Markets Series(formerly, Macquarie VIP Emerging Markets Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura VIP Emerging Markets Series (Series) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$97	1.16%
^	Annualized.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.16%	[5]
Net Assets	$ 1,451,422,751
Holdings Count | Holding	73	[6]
Advisory Fees Paid, Amount	$ 5,874,924
Investment Company Portfolio Turnover	0.00%	[7]
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2026)
Series net assets	$1,451,422,751
Total number of portfolio holdings*	73
Total net advisory fees paid (during reporting period)	$5,874,924
Portfolio turnover rate	0%**
*	Excludes cash and cash equivalents.
**	Amount is less than 0.50%.

Holdings [Text Block]
Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Country allocation
South Korea	71.79%
Taiwan	16.49%
China	3.45%
India	3.16%
Brazil	1.72%
Mexico	1.49%
Türkiye	0.59%
Argentina	0.53%
Peru	0.38%
Indonesia	0.33%

Sector allocation*
Information Technology	49.54%
Industrials	37.61%
Energy	3.27%
Financials	3.08%
Communication Services	2.81%
Consumer Discretionary	1.40%
Consumer Staples	0.96%
Materials	0.54%
Healthcare	0.38%
Real Estate	0.26%
Utilities	0.21%

Top 10 equity holdings
SK Square**	35.97%
SK hynix**	19.07%
Taiwan Semiconductor Manufacturing	13.50%
Samsung Electronics	9.12%
Samsung Electronics	4.86%
MediaTek	2.99%
Reliance Industries GDR	1.61%
Reliance Industries	1.37%
Samsung C&T	1.28%
Samsung Life Insurance	0.97%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
** Because SK Square invests most of its assets in SK hynix, these two holdings are likely to perform similarly.

Largest Holdings [Text Block]
Top 10 equity holdings
SK Square**	35.97%
SK hynix**	19.07%
Taiwan Semiconductor Manufacturing	13.50%
Samsung Electronics	9.12%
Samsung Electronics	4.86%
MediaTek	2.99%
Reliance Industries GDR	1.61%
Reliance Industries	1.37%
Samsung C&T	1.28%
Samsung Life Insurance	0.97%
**Because SK Square invests most of its assets in SK hynix, these two holdings are likely to perform similarly.
C000006680 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Emerging Markets Series(formerly, Macquarie VIP Emerging Markets Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura VIP Emerging Markets Series (Series) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$122	1.46%
^	Annualized.

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.46%	[8]
Net Assets	$ 1,451,422,751
Holdings Count | Holding	73	[9]
Advisory Fees Paid, Amount	$ 5,874,924
Investment Company Portfolio Turnover	0.00%	[10]
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2026)
Series net assets	$1,451,422,751
Total number of portfolio holdings*	73
Total net advisory fees paid (during reporting period)	$5,874,924
Portfolio turnover rate	0%**
*	Excludes cash and cash equivalents.
**	Amount is less than 0.50%.

Holdings [Text Block]
Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Country allocation
South Korea	71.79%
Taiwan	16.49%
China	3.45%
India	3.16%
Brazil	1.72%
Mexico	1.49%
Türkiye	0.59%
Argentina	0.53%
Peru	0.38%
Indonesia	0.33%

Sector allocation*
Information Technology	49.54%
Industrials	37.61%
Energy	3.27%
Financials	3.08%
Communication Services	2.81%
Consumer Discretionary	1.40%
Consumer Staples	0.96%
Materials	0.54%
Healthcare	0.38%
Real Estate	0.26%
Utilities	0.21%

Top 10 equity holdings
SK Square**	35.97%
SK hynix**	19.07%
Taiwan Semiconductor Manufacturing	13.50%
Samsung Electronics	9.12%
Samsung Electronics	4.86%
MediaTek	2.99%
Reliance Industries GDR	1.61%
Reliance Industries	1.37%
Samsung C&T	1.28%
Samsung Life Insurance	0.97%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
** Because SK Square invests most of its assets in SK hynix, these two holdings are likely to perform similarly.

Largest Holdings [Text Block]
Top 10 equity holdings
SK Square**	35.97%
SK hynix**	19.07%
Taiwan Semiconductor Manufacturing	13.50%
Samsung Electronics	9.12%
Samsung Electronics	4.86%
MediaTek	2.99%
Reliance Industries GDR	1.61%
Reliance Industries	1.37%
Samsung C&T	1.28%
Samsung Life Insurance	0.97%
**Because SK Square invests most of its assets in SK hynix, these two holdings are likely to perform similarly.
C000212992 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Opportunity Series(formerly, Macquarie VIP Opportunity Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura VIP Opportunity Series (Series) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$46	0.83%
^	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.83%	[11]
Net Assets	$ 87,029,383
Holdings Count | Holding	124	[12]
Advisory Fees Paid, Amount	$ 251,153
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2026)
Series net assets	$87,029,383
Total number of portfolio holdings*	124
Total net advisory fees paid (during reporting period)	$251,153
Portfolio turnover rate	22%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Industrials	26.26%
Information Technology	17.13%
Financials	15.03%
Healthcare	12.46%
Consumer Discretionary	8.31%
Real Estate	4.96%
Energy	4.47%
Materials	3.80%
Consumer Staples	2.77%
Utilities	1.90%
Communication Services	1.46%

Top 10 equity holdings
Semtech	2.18%
MACOM Technology Solutions Holdings	1.94%
Ligand Pharmaceuticals	1.86%
Casey's General Stores	1.81%
East West Bancorp	1.77%
Axsome Therapeutics	1.70%
Astera Labs	1.69%
Axis Capital Holdings	1.58%
Ally Financial	1.53%
Liberty Energy	1.44%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Semtech	2.18%
MACOM Technology Solutions Holdings	1.94%
Ligand Pharmaceuticals	1.86%
Casey's General Stores	1.81%
East West Bancorp	1.77%
Axsome Therapeutics	1.70%
Astera Labs	1.69%
Axis Capital Holdings	1.58%
Ally Financial	1.53%
Liberty Energy	1.44%

C000212995 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Total Return Series(formerly, Macquarie VIP Total Return Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura VIP Total Return Series (Series) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$42	0.80%
^	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[13]
Net Assets	$ 37,684,805
Holdings Count | Holding	280	[14]
Advisory Fees Paid, Amount	$ 51,741
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2026)
Series net assets	$37,684,805
Total number of portfolio holdings*	280
Total net advisory fees paid (during reporting period)	$51,741
Portfolio turnover rate	38%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of June 30, 2026)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Common Stocks	55.11%
US Treasury Obligations	25.90%
Exchange-Traded Funds	14.43%
Corporate Bonds	3.96%

C000212994 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Total Return Series(formerly, Macquarie VIP Total Return Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura VIP Total Return Series (Series) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$57	1.10%
^	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%	[15]
Net Assets	$ 37,684,805
Holdings Count | Holding	280	[16]
Advisory Fees Paid, Amount	$ 51,741
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2026)
Series net assets	$37,684,805
Total number of portfolio holdings*	280
Total net advisory fees paid (during reporting period)	$51,741
Portfolio turnover rate	38%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of June 30, 2026)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Common Stocks	55.11%
US Treasury Obligations	25.90%
Exchange-Traded Funds	14.43%
Corporate Bonds	3.96%

C000234377 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Fund for Income Series(formerly, Macquarie VIP Fund for Income Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura VIP Fund for Income Series (Series) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$52	1.04%
^	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%	[17]
Net Assets	$ 70,977,026
Holdings Count | Holding	582	[18]
Advisory Fees Paid, Amount	$ 164,276
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2026)
Series net assets	$70,977,026
Total number of portfolio holdings*	582
Total net advisory fees paid (during reporting period)	$164,276
Portfolio turnover rate	53%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of June 30, 2026)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Energy	13.30%
Basic Industry	11.76%
Healthcare	10.72%
Media	9.16%
Capital Goods	7.73%
Telecommunications	6.19%
Financial Services	5.72%
Services	5.55%
Electric	4.84%
Leisure	4.77%

C000212997 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Fund for Income Series(formerly, Macquarie VIP Fund for Income Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura VIP Fund for Income Series (Series) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$37	0.74%
^	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[19]
Net Assets	$ 70,977,026
Holdings Count | Holding	582	[20]
Advisory Fees Paid, Amount	$ 164,276
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2026)
Series net assets	$70,977,026
Total number of portfolio holdings*	582
Total net advisory fees paid (during reporting period)	$164,276
Portfolio turnover rate	53%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of June 30, 2026)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Energy	13.30%
Basic Industry	11.76%
Healthcare	10.72%
Media	9.16%
Capital Goods	7.73%
Telecommunications	6.19%
Financial Services	5.72%
Services	5.55%
Electric	4.84%
Leisure	4.77%

C000212999 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Growth Equity Series(formerly, Macquarie VIP Growth Equity Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura VIP Growth Equity Series (Series) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$39	0.79%
^	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%	[21]
Net Assets	$ 115,897,965
Holdings Count | Holding	35	[22]
Advisory Fees Paid, Amount	$ 362,195
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2026)
Series net assets	$115,897,965
Total number of portfolio holdings*	35
Total net advisory fees paid (during reporting period)	$362,195
Portfolio turnover rate	15%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Information Technology	46.79%
Healthcare	13.71%
Financials	13.14%
Communication Services	9.37%
Industrials	7.70%
Consumer Discretionary	7.03%
Materials	1.64%
Consumer Staples	0.15%

Top 10 equity holdings
NVIDIA	15.36%
Apple	8.51%
Microsoft	7.72%
Alphabet Class A	6.63%
Advanced Micro Devices	5.13%
Amazon.com	5.06%
Visa Class A	4.95%
Eli Lilly & Co.	4.80%
Taiwan Semiconductor Manufacturing ADR	3.99%
Broadcom	3.21%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	15.36%
Apple	8.51%
Microsoft	7.72%
Alphabet Class A	6.63%
Advanced Micro Devices	5.13%
Amazon.com	5.06%
Visa Class A	4.95%
Eli Lilly & Co.	4.80%
Taiwan Semiconductor Manufacturing ADR	3.99%
Broadcom	3.21%

C000213000 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Growth and Income Series(formerly, Macquarie VIP Growth and Income Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura VIP Growth and Income Series (Series) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$37	0.67%
^	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.67%	[23]
Net Assets	$ 950,194,188
Holdings Count | Holding	61	[24]
Advisory Fees Paid, Amount	$ 2,953,118
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2026)
Series net assets	$950,194,188
Total number of portfolio holdings*	61
Total net advisory fees paid (during reporting period)	$2,953,118
Portfolio turnover rate	26%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of June 30, 2026)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Financials	22.28%
Healthcare	16.66%
Information Technology	15.82%
Energy	9.04%
Consumer Discretionary	8.95%
Industrials	8.45%
Communication Services	6.38%
Consumer Staples	5.85%
Materials	2.62%

Top 10 equity holdings
Cisco Systems	5.35%
Citigroup	3.86%
Exxon Mobil	3.63%
CVS Health	3.54%
Philip Morris International	3.52%
Apple	3.26%
Gilead Sciences	3.19%
Invesco	2.87%
Bristol-Myers Squibb	2.85%
Popular	2.82%
* Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Cisco Systems	5.35%
Citigroup	3.86%
Exxon Mobil	3.63%
CVS Health	3.54%
Philip Morris International	3.52%
Apple	3.26%
Gilead Sciences	3.19%
Invesco	2.87%
Bristol-Myers Squibb	2.85%
Popular	2.82%

C000213002 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Investment Grade Series(formerly, Macquarie VIP Investment Grade Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura VIP Investment Grade Series (Series) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$31	0.62%
^	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[25]
Net Assets	$ 29,746,373
Holdings Count | Holding	227	[26]
Advisory Fees Paid, Amount	$ 5,798
Investment Company Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2026)
Series net assets	$29,746,373
Total number of portfolio holdings*	227
Total net advisory fees paid (during reporting period)	$5,798
Portfolio turnover rate	118%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of June 30, 2026)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Banking	23.45%
Electric	10.31%
Consumer Non-Cyclical	8.94%
Communications	8.01%
Technology	7.24%
Energy	6.79%
Finance Companies	6.19%
Consumer Cyclical	4.88%
Capital Goods	4.56%
Insurance	4.13%

C000213003 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Investment Grade Series(formerly, Macquarie VIP Investment Grade Series)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura VIP Investment Grade Series (Series) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$46	0.92%
^	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%	[27]
Net Assets	$ 29,746,373
Holdings Count | Holding	227	[28]
Advisory Fees Paid, Amount	$ 5,798
Investment Company Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2026)
Series net assets	$29,746,373
Total number of portfolio holdings*	227
Total net advisory fees paid (during reporting period)	$5,798
Portfolio turnover rate	118%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of June 30, 2026)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Banking	23.45%
Electric	10.31%
Consumer Non-Cyclical	8.94%
Communications	8.01%
Technology	7.24%
Energy	6.79%
Finance Companies	6.19%
Consumer Cyclical	4.88%
Capital Goods	4.56%
Insurance	4.13%

C000213004 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura VIP Limited Duration Bond Series(formerly, Macquarie VIP Limited Duration Bond Series)
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura VIP Limited Duration Bond Series (Series) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at nomuraassetmanagement.com/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$26	0.53%
^	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%	[29]
Net Assets	$ 14,962,937
Holdings Count | Holding	150	[30]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2026)
Series net assets	$14,962,937
Total number of portfolio holdings*	150
Total net advisory fees paid (during reporting period)	$0
Portfolio turnover rate	105%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Series holdings (as of June 30, 2026)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
US Treasury Obligations	41.55%
Corporate Bonds	35.32%
Non-Agency Asset-Backed Securities	11.56%
Agency Mortgage-Backed Securities	6.73%
Non-Agency Collateralized Mortgage Obligations	1.60%
Agency Collateralized Mortgage Obligations	0.67%

[1]	Annualized.
[2]	Excludes cash and cash equivalents.
[3]	Annualized.
[4]	Excludes cash and cash equivalents.
[5]	Annualized.
[6]	Excludes cash and cash equivalents.
[7]	Amount is less than 0.50%.
[8]	Annualized.
[9]	Excludes cash and cash equivalents.
[10]	Amount is less than 0.50%.
[11]	Annualized.
[12]	Excludes cash and cash equivalents.
[13]	Annualized.
[14]	Excludes cash and cash equivalents.
[15]	Annualized.
[16]	Excludes cash and cash equivalents.
[17]	Annualized.
[18]	Excludes cash and cash equivalents.
[19]	Annualized.
[20]	Excludes cash and cash equivalents.
[21]	Annualized.
[22]	Excludes cash and cash equivalents.
[23]	Annualized.
[24]	Excludes cash and cash equivalents.
[25]	Annualized.
[26]	Excludes cash and cash equivalents.
[27]	Annualized.
[28]	Excludes cash and cash equivalents.
[29]	Annualized.
[30]	Excludes cash and cash equivalents.